Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2013	Dec. 31, 2013 Federal	Mar. 31, 2013 Federal	Mar. 31, 2012 Federal	Dec. 31, 2013 State	Mar. 31, 2013 State	Mar. 31, 2012 State
Income Tax Disclosure [Abstract]
Operating loss carryover				$ 185,100,000	$ 285,900,000	$ 232,400,000	$ 301,800,000	$ 403,400,000	$ 350,400,000
Carryovers expire date	2014 through 2033
Valuation allowance	$ 119,780,000	$ 116,071,000	$ 162,077,000